Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes
Income Taxes

Note 10—Income Taxes

The Company qualifies as a thrift under the provisions of the Internal Revenue Code and, therefore, was permitted, prior to January 1, 1996, to deduct from federal taxable income an allowance for bad debts based on 8% of taxable income before such deduction, less certain adjustments, subject to certain limitations. Beginning January 1, 1996, the Company, for federal income tax purposes, must calculate its tax bad debt deduction using either the experience or specific charge off method. The New York State tax law permits the Company to deduct 32% of its taxable income before bad debt deduction, subject to certain limitations.

Retained earnings at September 30, 2011 included approximately $1,981,000 of such bad debt deduction for which federal income taxes of approximately $612,000 have not been provided. In addition, deferred New York State taxes of approximately $369,000 have not been provided on bad debt deductions in the amount of $4,100,000. If such amount is used for purposes other than for bad debt losses, including distributions in liquidation, it will be subject to income tax at the then current rate.

The components of income taxes (benefit) are as follows:

	Years Ended September 30,
	2011	2010
	(In thousands)
Current income tax expense (benefit):
Federal	$(211)	$351
State	(5)	159

	(216)	510

Deferred income tax expense (benefit):
Federal	96	(249)
State	22	(122)

	118	(371)

	$(98)	$139

The following table reconciles the reported income taxes and the federal income taxes which would be computed by applying the normal federal income tax rate of 34% to income before income taxes:

	Years Ended September 30,
	2011	Percent of Pretax Loss	2010	Percent of Pretax Loss
	(Dollars in thousands)
Federal income taxes	$45	34.3%	$104	34.0%
State income taxes, net of federal income tax effect	11	8.4%	24	7.9%
Non-deductible stock based compensation	23	17.5%	22	7.2%
Reduction of previously recorded taxes	(177)	(135.1)%	—	—
Other items, net	—	—	(11)	(3.5)%

Effective Income Taxes	$(98)	(74.8)%	$139	45.6%

The tax effects of existing temporary differences that give rise to significant portions of net deferred tax assets and liabilities are as follows:

	September 30,
	2011	2010
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$476	$442
Deferred rent	73	77
Net operating loss carryforward	—	275
Contribution carryover	259	270
Benefit plan adjustment (Accumulated Other Comprehensive Income)	278	185
Accrued pension	—	63
Stock based compensation	299	175
Other	145	93

Total Deferred Tax Assets	1,530	1,580

Deferred tax liabilities:
Accrued pension	35	—
Depreciation	124	173
Unrealized gain on securities available for sale	290	229

Total Deferred Tax Liabilities	449	402

Valuation allowance	(259)	(270)

Net Deferred Tax Assets Included in Other Assets	$822	$908